Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
Remainder of 2026	$ 1,172
2027	1,857
2028	2,056
2029	2,350
2030	2,733
Thereafter	14,851
Total lease payments	25,019
Less imputed interest	9,338
Total	15,681
Current portion of lease liabilities	1,954	$ 1,977
Non current portion of lease liabilities	13,727	$ 827
Total	$ 15,681